Total Capital and Net Income Per Common Unit - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Unit [Line Items]
Distribution made to limited partner, cash distributions paid		$ 25,701
Days after year-end where limited partner's have right to receive cash distribution	45 days
Minimum percentage of holding by unitholders to remove general partner	66.67%
Repurchase agreements
Capital Unit [Line Items]
Authorized common units to repurchase (up to)		$ 100,000
Common Units
Capital Unit [Line Items]
Distribution made to limited partner, distributions paid (in USD per share)	$ 0.4625	$ 0.4625	$ 0.4625
Limited Partners | Preferred Units
Capital Unit [Line Items]
Distribution made to limited partner, cash distributions paid	$ 25,700		$ 14,000
Teekay corporation | Teekay Corporation
Capital Unit [Line Items]
General partner interest percentage	2.00%
Teekay corporation | Public
Capital Unit [Line Items]
General partner's proportionate contribution	67.50%